Investments	12 Months Ended
Dec. 31, 2019
Investments [Abstract]
Investments	Investments
The following discusses our marketable investments, non-marketable investments and the realized and unrealized gains and losses on these investments.
Marketable Equity Securities
A summary of our investments in marketable equity securities that have readily determinable fair values that are classified as available-for-sale follows below. These investments are reported at fair value with gains and losses recorded in earnings beginning in January 2018 upon adoption of ASU 2016-01. Prior to adoption, these investments were reported at fair value with unrealized gains and losses recognized in accumulated other comprehensive income on the balance sheet. Accordingly, upon adoption, we recorded a cumulative effect adjustment to decrease opening retained earnings at January 1, 2018 by a net of tax amount of $0.9 million (pre-tax $1.1 million) for unrealized losses as of the adoption date.

(in thousands, except shares held)	As of December 31, 2019
	HTG Molecular Diagnostics, Inc (HTGM)	Oncimmune Holdings plc (Oncimmune)
Shares held	833,333	560,416
Cost basis	$2,000	$—
Fair value	$585	$285
Total cumulative unrealized (loss) gain	$(1,415)	$285

(in thousands, except shares held)	As of December 31, 2018
	HTGM	Curetis N.V. (Curetis)
Shares held	833,333	204,000
Cost basis	$2,000	$1,444
Fair value	$2,117	$350
Total cumulative unrealized gain (loss)	$117	$(1,094)

During 2019, we received 560,416 shares in Oncimmune in settlement of a zero-book value financial instrument held with a third party. On the date of receipt, these shares held a fair value of $0.7 million which was recorded as a gain in other income (expense), net in the accompanying statements of (loss) income. Also during 2019, we sold the remaining 204,000 Curetis shares and recognized an immaterial loss in other income (expense), net.
During the year ended December 31, 2018, we sold 116,424 shares of Curetis and recognized a gain of $0.3 million in other income (expense), net in the accompanying statements of (loss) income.
During the years ended December 31, 2019 and 2018, losses recognized for the change in fair market value of all marketable equity securities totaled $2.1 million and $0.1 million, respectively. As of December 31, 2019 and 2018, these marketable securities are included in other long-term assets in the accompanying consolidated balance sheets.
Non-Marketable Investments
We have made strategic investments in certain privately-held companies without readily determinable market values.
Non-Marketable Investments Accounted for Under the Equity Method
A summary of our non-marketable investments accounted for as equity method investments is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
($ in thousands)	Ownership Percentage	2019	2018	2019	2018	2017
PreAnalytiX GmbH	50.00%	$5,452	$5,405	$3,971	$4,062	$3,818
Suzhou Fuda Business Management and Consulting Partnership	33.67%	3,100	3,138	—	—	—
TVM Life Science Ventures III	4.80%	1,219	—	(330)	—	—
Apis Assay Technologies Ltd	19.00%	719	770	(51)	—	—
Hombrechtikon Systems Engineering AG	19.00%	(761)	378	(1,124)	(668)	(346)
MAQGEN Biotechnology Co., Ltd	40.00%	—	5,154	(383)	(579)	(542)
Biotype Innovation GmbH	0.00%	—	—	—	(123)	39
Pyrobett	19.00%	—	—	—	(100)	195
		$9,729	$14,845	$2,083	$2,592	$3,164

Of the $9.7 million of non-marketable investments accounted for as equity method investments, $10.5 million is included in other long-term assets and $0.8 million, where we are committed to fund losses, is included in other long-term liabilities in the accompanying consolidated balance sheets as of December 31, 2019.
During 2019, we made an investment in TVM Life Science Ventures III and as of December 31, 2019 we hold a 4.8% ownership stake in this limited partnership that is accounted for under the equity method as we have the ability to exercise significant influence over the limited partnership. Also during the year ended December 31, 2019, we recorded an impairment of $4.8 million in other income (expense), net in the accompanying consolidated statements of income, following changes in circumstances of MAQGEN Biotechnology Co., Ltd that indicated the carrying value was no longer recoverable. Accordingly, the investment was fully impaired.
In 2018, we recorded impairments totaling $6.1 million in other (expense) income, net in the accompanying consolidated statements of income, following changes in the investees' circumstances that indicated the carrying value was no longer recoverable. During 2017, we sold our interest in QIAGEN (Suzhou) Institute of Translation Research Co., Ltd., which had no book value at the time of sale, for $3.5 million and recorded a corresponding gain in other income (expense), net in the accompanying statements of income.
Three of our equity method investments are variable interest entities and we are not the primary beneficiary as we do not hold the power to direct the activities that most significantly impact the economic performance. Therefore, these investments are not consolidated. As of December 31, 2019 and 2018, these investments had a total net carrying value of $1.2 million, of which $1.9 million is included in other long-term assets and $0.8 million is included in other long-term liabilities in the accompanying consolidated balance sheet. As of December 31, 2018, these investments held a balance of $1.1 million which is included in other long-term assets in the consolidated balance sheet. These balances represent our maximum exposure to loss.
Non-Marketable Investments Not Accounted for Under the Equity Method
At December 31, 2019 and 2018, we had investments in non-publicly traded companies that do not have readily determinable fair values with carrying amounts that totaled $70.8 million and $59.5 million, respectively. The changes in these investments which are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer for the years ended December 31, 2019 and 2018 are as follows:

(in thousands)	2019	2018
Balance at beginning of year	$59,484	$33,605
Cash investments in equity securities, net	3,619	9,633
Net increases due to observable price changes	7,760	13,104
Conversion of note receivable to equity securities	—	11,369
Sale of equity securities	—	(5,400)
Full acquisition of equity securities	—	(2,710)
Foreign currency translation adjustments	(14)	(117)
Balance at end of year	$70,849	$59,484

During 2019, we made additional investments of $3.6 million in non-marketable investments not accounted for under the equity method. As of December 31, 2019 and December 31, 2018, investments in variable interest entities had a total carrying value of $41.0 million which is included in other long-term assets in the consolidated balance sheets, representing our maximum exposure to loss.
Since adoption of ASU 2016-01, upward adjustments in the carrying value of these investments have been recognized for observable price changes totaling $20.9 million, of which $7.8 million occurred in 2019 and $13.1 million was recognized in 2018 in other income (expense), net in the accompanying consolidated statements of income. These adjustments were due to equity offerings at a higher price from the issuer in orderly transactions for identical or similar investments as those we hold.
During 2018, we made investments of $9.6 million in equity securities, of which $9.3 million was an additional investment in NeuMoDx Molecular, Inc. (NeuMoDx). The investment is part of a strategic partnership with NeuMoDx to commercialize two new fully integrated systems for automation of PCR (polymerase chain reaction) testing. Under the agreement, we will initially distribute the NeuMoDx™ 288 (high-throughput version) and NeuMoDx™ 96 (mid-throughput version) in Europe and other major markets worldwide outside of the United States. NeuMoDx will distribute these instruments within the United States directly. The two companies have also entered into an agreement under which we can acquire all NeuMoDx shares not currently owned by QIAGEN at a predetermined price of approximately $234 million, subject to the achievement of certain regulatory and operational milestones.
During 2018, we converted a note receivable from a non-publicly traded company, considered a related party, into an equity interest in that company. This note held a balance of $11.4 million including principal balance and accrued interest at conversion which was a non-cash investing activity and is therefore not included in the consolidated statement of cash flows. Also during 2018, we sold our interest in a non-publicly traded company which had a book value of $5.4 million. Proceeds from the sale totaled $10.5 million in cash resulting in a corresponding gain of $5.1 million recorded in other income (expense), net in the accompanying consolidated statement of income. Additionally during 2018, we acquired all remaining shares of a privately held entity in which we held a minority interest as discussed in Note 5 "Acquisitions and Divestitures".
In 2017, we recorded total impairments to non-marketable investments not accounted for under the equity method of $5.1 million in other income (expense), net in the accompanying consolidated statement of income.